November 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Variable Portfolios, Inc. (“Registrant”)

File Nos. 333-05173; 811-07651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 63 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

cc:	Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Philip H. Newman

Goodwin Procter LLP

7337 E. Doubletree Ranch Rd., Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com